Portfolio of Investments

September 30, 2021 (unaudited)

Baillie Gifford EAFE Plus All Cap Fund

	Shares	Value
COMMON STOCKS — 95.6%
ARGENTINA — 1.8%
MercadoLibre, Inc.*	6,758	$11,349,385
AUSTRALIA — 1.6%
Cochlear Ltd.	64,834	10,144,097
BRAZIL — 0.5%
Raia Drogasil SA	818,100	3,492,783
CHINA — 4.5%
Alibaba Group Holding Ltd. ADR*	42,336	6,267,845
Baidu, Inc. ADR*	20,109	3,091,759
Meituan, Class B *	303,000	9,672,199
Ping An Insurance Group Co. of China Ltd., Class H	491,500	3,361,554
Prosus NV*	38,031	3,044,042
Trip.com Group Ltd. ADR*	100,728	3,097,386
		28,534,785
FINLAND — 1.3%
Kone Oyj, B Shares	121,333	8,523,446
FRANCE — 4.6%
Kering	9,234	6,558,552
LVMH Moet Hennessy Louis Vuitton SE	10,799	7,734,937
Remy Cointreau SA	52,220	10,131,914
Ubisoft Entertainment SA*	86,524	5,181,251
		29,606,654
GERMANY — 9.2%
adidas AG	30,906	9,712,414
Auto1 Group SE*	147,582	5,396,942
Bechtle AG	199,596	13,651,369
Nemetschek SE	65,648	6,856,927
Rational AG	6,901	6,482,622
Zalando SE*	185,303	16,899,925
		59,000,199
HONG KONG — 4.8%
AIA Group Ltd.	1,583,200	18,213,777
Techtronic Industries Co., Ltd.	646,500	12,775,849
		30,989,626
INDIA — 0.9%
Housing Development Finance Corp., Ltd.	97,206	3,592,530
MakeMyTrip Ltd.*	90,774	2,468,145
		6,060,675
JAPAN — 23.9%
Denso Corp.	121,800	7,953,218
Kakaku.com, Inc.	184,700	5,964,525
Kao Corp.	87,100	5,183,635
Keyence Corp.	16,000	9,549,938
Murata Manufacturing Co., Ltd.	125,900	11,136,168
Nidec Corp.	99,600	10,979,905
Olympus Corp.	581,800	12,734,431
Pigeon Corp.	117,500	2,731,615
Recruit Holdings Co., Ltd.	147,500	9,016,064
Shimano, Inc.	43,500	12,710,143
Shiseido Co., Ltd.	173,500	11,660,844
SMC Corp.	25,000	15,597,762
SoftBank Group Corp.	126,200	7,292,503
Sugi Holdings Co., Ltd.	53,700	3,915,059
Suzuki Motor Corp.	138,700	6,196,985
Sysmex Corp.	106,400	13,215,791

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2021.

Portfolio of Investments

September 30, 2021 (unaudited)

Baillie Gifford EAFE Plus All Cap Fund

	Shares	Value
JAPAN (continued)
Z Holdings Corp.	1,098,800	$7,032,387
		152,870,973
NETHERLANDS — 4.8%
ASML Holding NV	29,604	22,115,919
IMCD NV	43,215	8,270,490
		30,386,409
NEW ZEALAND — 1.5%
Xero Ltd.*	95,906	9,411,116
PORTUGAL — 1.5%
Jeronimo Martins SGPS SA	464,843	9,266,740
SINGAPORE — 1.4%
United Overseas Bank Ltd.	473,473	8,956,964
SOUTH AFRICA — 0.9%
Naspers Ltd., N Shares	36,192	5,981,805
SOUTH KOREA — 0.4%
Coupang, Inc.*	84,069	2,341,322
SPAIN — 1.7%
Industria de Diseno Textil SA	297,351	10,941,252
SWEDEN — 8.0%
Atlas Copco AB, A Shares	155,977	9,418,773
Atlas Copco AB, B Shares	130,268	6,621,080
Epiroc AB, B Shares	358,796	6,354,916
Investor AB, B Shares	513,277	11,037,703
Nibe Industrier AB, B Shares	1,398,101	17,569,601
		51,002,073
SWITZERLAND — 1.8%
Cie Financiere Richemont SA	110,593	11,466,517
TAIWAN — 2.5%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	142,788	15,942,280
UNITED KINGDOM — 12.3%
ASOS PLC*	111,327	4,503,060
Auto Trader Group PLC	1,405,482	11,083,918
Burberry Group PLC	190,106	4,626,543
Games Workshop Group PLC	51,586	7,138,367
Hargreaves Lansdown PLC	447,860	8,599,192
HomeServe PLC	382,312	4,659,325
Intertek Group PLC	101,901	6,813,839
Johnson Matthey PLC	158,775	5,696,371
Rightmove PLC	1,252,023	11,502,631
Trainline PLC*	1,128,956	5,345,340
Weir Group PLC (The)*	168,719	3,808,575
Wise PLC, Class A *	316,553	4,636,311
		78,413,472
UNITED STATES — 5.7%
Mettler-Toledo International, Inc.*	19,651	27,066,501
Spotify Technology SA*	42,641	9,608,723
		36,675,224
Total Common Stocks
(cost $395,594,551)		611,357,797

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2021.

Portfolio of Investments

September 30, 2021 (unaudited)

Baillie Gifford EAFE Plus All Cap Fund

	Shares	Value
PREFERRED STOCKS — 3.5%
GERMANY — 3.5%
Sartorius AG 0.14% (cost $7,157,969)	34,799	$22,153,351
TOTAL INVESTMENTS — 99.1%
(cost $402,752,520)		$633,511,148
Other assets less liabilities — 0.9%		5,956,029
NET ASSETS — 100.0%		$639,467,177

*	Non-income producing security.

ADR	-	American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2021.

Portfolio of Investments

September 30, 2021 (unaudited)

Baillie Gifford EAFE Plus All Cap Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$135,804,127	$475,553,670	$–	$611,357,797
Preferred Stocks**	–	22,153,351	–	22,153,351
Total	$135,804,127	$497,707,021	$–	$633,511,148

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2021.